Share-Based Compensation (Summary of Stock Option Activity) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended				72 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2015 shares
Number of Options
Granted	0		0	0	24,731,467
Weighted Average Grant-Date Fair Value
Exercised, Aggregate Intrinsic Value | ¥	¥ 11,543
Equity Option
Number of Options
Outstanding, beginning balance	1,887,470
Forfeited	0
Exercised	(10,644)
Outstanding, ending balance	1,876,826		1,887,470
Vested and expected to vest	1,876,826	1,876,826
Exercisable	1,876,826	1,876,826
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding | ¥ / shares	¥ 0.5	¥ 0.5	¥ 0.5
Weighted Average Exercise Price Outstanding | ¥ / shares	0.5
Vested and expected to vest | ¥ / shares	0.5	0.5
Exercisable | ¥ / shares	¥ 0.5	¥ 0.5
Weighted Average Remaining Contractual Term
Outstanding	8 months 12 days		1 year 8 months 12 days
Vested and expected to vest	8 months 12 days
Exercisable	8 months 12 days
Weighted Average Grant-Date Fair Value
Outstanding, beginning balance | $ / shares		¥ 2.15
Exercised | $ / shares		0.96
Exercisable | $ / shares		2.15
Vested and expected to vest | $ / shares		2.15
Outstanding, ending balance | $ / shares		¥ 2.15	¥ 2.15
Outstanding, Aggregate Intrinsic Value | ¥	¥ 11,543	¥ 11,543	¥ 22,098
Vested and expected to vest, Aggregate Intrinsic Value | ¥	11,543	11,543
Exercisable, Aggregate Intrinsic Value | ¥	¥ 11,543	¥ 11,543